Long-Term Debt - Weighted-Average Interest Rates (Table) (Details)	Jun. 30, 2018	Jun. 30, 2017
Three months ended
Debt Instrument [Line Items]
Weighted-average interest rates on the executed loans	4.25%	3.42%
Six months ended
Debt Instrument [Line Items]
Weighted-average interest rates on the executed loans	4.00%	3.32%